Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES
During the year ended December 31, 2011, the Company sold all six of its investments in commercial mortgage backed securities (“CMBS”) for $82.1 million and realized a gain on the sale of $15.6 million. Realized gains and losses from the sale of available-for-sale securities are determined on a specific identification basis. The Company had no investments in CMBS as of and during the year ended December 31, 2012.